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                      SUPPLEMENT TO THE NOVEMBER 15, 2005
                         SCHWAB BOND FUNDS PROSPECTUS,
                          AS AMENDED AUGUST 17, 2006.

THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE AS OF OCTOBER 13, 2006.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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THE FIRST AND SECOND PARAGRAPHS OF THE "BUYING SHARES" SECTION OF THE PROSPECTUS
ARE DELETED AND REPLACED WITH THE FOLLOWING:

Shares of the funds may be purchased through a Schwab account or through broker-dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries). In addition, Select Shares of the Schwab YieldPlus Fund may be purchased directly from the fund through its sub-transfer agent (sub-transfer agent orders).

The section entitled "Methods for placing sub-transfer agent orders -- Select Shares of the Schwab YieldPlus Fund" outlines how investors can place sub-transfer agent orders for the Select Shares of the Schwab YieldPlus Fund. The other information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.
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THE FOLLOWING PARAGRAPHS ARE ADDED AS A NEW SECTION OF THE PROSPECTUS ENTITLED
"METHODS FOR PLACING SUB-TRANSFER AGENT ORDERS -- SELECT SHARES OF THE SCHWAB YIELDPLUS FUND" IMMEDIATELY BEFORE THE SECTION OF THE PROSPECTUS ENTITLED "TRANSACTION POLICIES":

METHODS FOR PLACING SUB-TRANSFER AGENT ORDERS -- SELECT SHARES OF THE SCHWAB YIELDPLUS FUND

OPENING AN ACCOUNT TO PLACE SUB-TRANSFER AGENT ORDERS

To place a sub-transfer agent order, you must open an account with the Schwab YieldPlus Fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent). You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place orders directly with the sub-transfer agent. You cannot place orders directly with the sub-transfer agent through your Schwab account or through your account at another financial intermediary.
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METHODS FOR PLACING SUB-TRANSFER AGENT ORDERS

The methods for placing sub-transfer agent orders to purchase or redeem Select Shares of the Schwab YieldPlus Fund are described below. With every sub-transfer agent order, you must include your name, your account number, the fund name and share class, and the dollar amount you would like to purchase or redeem. There are no exchange privileges for shares purchased directly from the fund through its sub-transfer agent. You cannot place sub-transfer agent orders by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the fund) prior to placing orders with the fund's sub-transfer agent.

INITIAL AND ADDITIONAL PURCHASES BY WIRE

Subject to acceptance by the Schwab YieldPlus Fund, you may make your initial purchase and any additional purchases of Select Shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange
(NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order, which includes receipt and acceptance of the accompanying payment, on or prior to the close of the fund will be processed at the net asset value per share of the fund for that day. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.

REDEMPTIONS BY TELEPHONE

Redemption orders for Select Shares of the Schwab YieldPlus Fund that were purchased directly from the fund through its sub-transfer agent can only be placed by telephone. You may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The fund and its service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

ADDITIONAL REDEMPTION INFORMATION

To protect you, the Schwab YieldPlus Fund and its service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following:
U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.
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EXCHANGE PRIVILEGES

There are no exchange privileges for Select Shares of the Schwab YieldPlus Fund that were purchased directly from the fund through its sub-transfer agent.
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THE FIRST THREE PARAGRAPHS OF THE "TRANSACTION POLICIES" SECTION OF THE
PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

The funds are open for business each day that the NYSE is open. A fund calculates its share price or the share price for each of its share classes, as applicable, each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order on or prior to the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day. If you place an order through your Schwab account or through your account at another financial intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your financial intermediary. However, some financial intermediaries, such as Schwab, may arrange with a fund for you to receive the share price next calculated after your financial intermediary has received your order. Some financial intermediaries may require that they receive orders prior to a specified cut-off time.

Orders to buy shares that are accepted prior to the close of a fund on a given day generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of a fund on a given day generally will receive that day's dividend.

               PLEASE RETAIN THIS DOCUMENT FOR FUTURE REFERENCE.

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Charles Schwab & Co., Inc. Member SIPC
REG35929 (10/06) (C)2006 All Rights Reserved